Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Investment in Securities [Member]
Statement [Line Items]
Carrying amount	¥ 470,204	¥ 422,938
The cumulative amount of fair value hedging adjustments included in the carrying amount	(1,107)	1,147
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	0	0
Installment Loans [Member]
Statement [Line Items]
Carrying amount	13,969	28,836
The cumulative amount of fair value hedging adjustments included in the carrying amount	(1)	55
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0	¥ 0